Equity Instruments (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2016	Feb. 29, 2016	Aug. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 02, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance				143,236
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes				22,254
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes, Weighted Average Exercise Price				$ 7.8
Debt Instrument, Face Amount			$ 5,200,000
Placement Agents Cash Fee Percentage			8.00%	8.00%
Share Based Compensation Share Warrants Issued On Convertible Promisory Notes,Two				22,564
Share Based Compensation Share Warrants Issued On Convirtible Note Holders				305,559
Share Based Compensation Share Warrants Issued On Convertible Note Holders,Weighted Average Exercise Price				$ 6.00
Share Based Compensation Share Warrants Issued On Placement Agents For Registered Offering				109,375
Share Based Compensation Share Warrants Issued On Convertible Promisory Two Notes,Weighted Average Exercise Price				$ 4.80
Share Based Compensation Share Warrants Issued On Placement Agents For Registered Offering,Weighted Average Exercise Price				$ 6.00
Share Based Compensation Share Warrants Issued On Registered Offering				1,733,322
Share Based Compensation Share Warrants Issued On Registered Offering,Weighted Average Exercise Price				$ 6.00
Convertible Promissory Notes May 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 480,000
Share Based Compensation Share Warrants Issued On Convirtible Note Holders	305,559
Share Based Compensation Share Warrants Issued On Convertible Note Holders,Weighted Average Exercise Price	$ 6.00
Placement Agent warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes			22,254
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes, Weighted Average Exercise Price		$ 7.80
Share Based Compensation Share Warrants Issued On Convertible Promisory Notes,Two		22,564
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 50,000	$ 87,000		$ 276,000
Share Based Compensation Share Warrants Issued On Placement Agents For Registered Offering	109,375
Share Based Compensation Share Warrants Issued On Convertible Promisory Two Notes,Weighted Average Exercise Price	$ 4.80
Share Based Compensation Share Warrants Issued On Placement Agents For Registered Offering,Weighted Average Exercise Price	$ 6.00
Investors Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Share Warrants Issued On Registered Offering	1,733,322
Share Based Compensation Share Warrants Issued On Registered Offering,Weighted Average Exercise Price	$ 6.00
2013 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					$ 27,000
Luoxis 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total					$ 422,000
Reversal Of Allocated Share Based Compensation Expense				$ 433,000
2015 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance						833,334
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					833,334
Vyrix 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total					$ 189,000